Convertible Promissory Notes (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Jan. 31, 2018
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	$ 640,065
Convertible Promissory Notes, ending	265,277	$ 640,065
Balance - net of current portion			$ 100,000
Loss on settlement of debt (Note 9)
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	1,518,391
Borrowing cost incurred	3,425,891	1,537,775
Deferred financing costs	(55,008)	(20,008)
Amortization of deferred financing costs	52,286	624
Interest expense on long-term debt
Fair value of conversion option
Interest accretion
Exchanged	(50,000)
Repaid	(492,223)	(2,815)
Converted to common units	(1,537,775)
Convertible Promissory Notes, ending	1,343,171	1,518,391
Less: current portion	265,277	640,065
Balance - net of current portion	1,077,894	878,326
Loss on settlement of debt (Note 9) | Fifty Percent November 72017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	300,000
Loss on settlement of debt (Note 9) | Fifty Percent November 142017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	190,000
Loss on settlement of debt (Note 9) | Fifty Percent November 142017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	125,000
Loss on settlement of debt (Note 9) | Fifty Percent November 7142017 Two [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	90,000
Loss on settlement of debt (Note 9) | Fifty Percent November 142017 Three [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	25,000
Loss on settlement of debt (Note 9) | Fifty Percent November 142017 Four [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	70,000
Loss on settlement of debt (Note 9) | Fifty Percent November 142017 Five [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	25,000
Loss on settlement of debt (Note 9) | Fifty Percent November 142017 Six [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	25,000
Loss on settlement of debt (Note 9) | Twenty Five Percent December 152017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	1,000,000
Loss on settlement of debt (Note 9) | Twelve Percent August 12018 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	57,500
Loss on settlement of debt (Note 9) | Fifteen Percent February 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Loss on settlement of debt (Note 9) | Fifteen Percent February 12017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Loss on settlement of debt (Note 9) | Twenty Five Percent June 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		637,775
Loss on settlement of debt (Note 9) | Fifty Percent July 262017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Loss on settlement of debt (Note 9) | Fifty Percent July 262017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Loss on settlement of debt (Note 9) | Fifty Percent July 262017 Two [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Loss on settlement of debt (Note 9) | Fifty Percent October 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		250,000
Loss on settlement of debt (Note 9) | Fifty Percent October 202017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Loss on settlement of debt (Note 9) | Fifty Percent October 232017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		50,000
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	1,394,582
Borrowing cost incurred	3,302,082	1,537,775
Deferred financing costs	(55,008)	(20,008)
Amortization of deferred financing costs	52,286	624
Interest expense on long-term debt
Fair value of conversion option	(298,000)	(157,000)
Interest accretion	284,042	33,191
Exchanged	(50,000)
Repaid	(492,223)	(2,815)
Converted to common units	(1,443,803)
Convertible Promissory Notes, ending	1,299,376	1,394,582
Less: current portion	265,277	640,065
Balance - net of current portion	1,034,099	754,517
Carrying amount [member] | Fifty Percent November 72017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	300,000
Carrying amount [member] | Fifty Percent November 142017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	190,000
Carrying amount [member] | Fifty Percent November 142017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	125,000
Carrying amount [member] | Fifty Percent November 7142017 Two [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	90,000
Carrying amount [member] | Fifty Percent November 142017 Three [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	25,000
Carrying amount [member] | Fifty Percent November 142017 Four [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	70,000
Carrying amount [member] | Fifty Percent November 142017 Five [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	25,000
Carrying amount [member] | Fifty Percent November 142017 Six [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	25,000
Carrying amount [member] | Twenty Five Percent December 152017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	1,000,000
Carrying amount [member] | Twelve Percent August 12018 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	57,500
Carrying amount [member] | Fifteen Percent February 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	100,000
Carrying amount [member] | Fifteen Percent February 12017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Carrying amount [member] | Twenty Five Percent June 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		637,775
Carrying amount [member] | Fifty Percent July 262017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Carrying amount [member] | Fifty Percent July 262017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Carrying amount [member] | Fifty Percent July 262017 Two [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Carrying amount [member] | Fifty Percent October 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		250,000
Carrying amount [member] | Fifty Percent October 202017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		100,000
Carrying amount [member] | Fifty Percent October 232017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		50,000
Number of warrants issued to unitholders and warrant holders
IfrsStatementLineItems [Line Items]
Convertible Promissory Notes, beginning	140,118
Borrowing cost incurred	140,118	140,118
Deferred financing costs
Amortization of deferred financing costs
Interest expense on long-term debt	822,165	140,118
Fair value of conversion option
Interest accretion
Exchanged	(7,500)
Repaid	(205,678)
Converted to common units	(294,330)
Convertible Promissory Notes, ending	454,775	140,118
Less: current portion	454,775	140,118
Balance - net of current portion
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 72017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 142017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 142017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 7142017 Two [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 142017 Three [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 142017 Four [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 142017 Five [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifty Percent November 142017 Six [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Twenty Five Percent December 152017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Twelve Percent August 12018 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred
Number of warrants issued to unitholders and warrant holders | Fifteen Percent February 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred	$ 11,209
Number of warrants issued to unitholders and warrant holders | Fifteen Percent February 12017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		11,209
Number of warrants issued to unitholders and warrant holders | Twenty Five Percent June 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		65,816
Number of warrants issued to unitholders and warrant holders | Fifty Percent July 262017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		13,185
Number of warrants issued to unitholders and warrant holders | Fifty Percent July 262017 One [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		13,185
Number of warrants issued to unitholders and warrant holders | Fifty Percent July 262017 Two [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		13,185
Number of warrants issued to unitholders and warrant holders | Fifty Percent October 12017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		10,274
Number of warrants issued to unitholders and warrant holders | Fifty Percent October 202017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		1,507
Number of warrants issued to unitholders and warrant holders | Fifty Percent October 232017 [Member]
IfrsStatementLineItems [Line Items]
Borrowing cost incurred		$ 548